BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current	$ 2,701	$ 1,551
Non-current	23,833	18,469
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 26,534	$ 20,020